Document and Entity Information	6 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Trading Symbol	MESO
Entity Registrant Name	MESOBLAST LTD
Entity Central Index Key	0001345099
Current Fiscal Year End Date	--06-30